SHARE-BASED COMPENSATION (Details 4)	12 Months Ended
	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares
Sharebased Compensation Details 4Abstract
RSUs outstanding, beginning | shares	1,200,432	0
RSUs granted | shares	1,927,000	1,299,432
RSU's exercised | shares	(373,333)	0
RSUs forfeited | shares	0	(99,000)
RSUs outstanding, ending | shares	2,754,099	1,200,432
RSUs vested, ending | shares	303,810	0
RSUs outstanding, weighted average fair value, beginning | $	$ 0.65	$ 0
RSUs granted, weighted average fair value | $	0.73	0.65
RSUs exercised, weighted average fair value | $	0.7	0
RSUs forfeited, weighted average fair value | $	0	0.65
RSUs outstanding, weighted average fair value, ending | $	0.7	0.65
RSUs vested, weighted average fair value, ending | $	$ 0.65	$ 0